SUMMARY OF RESTRICTED STOCK AWARDS (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Awards, Ending Balance	225,000
Weighted Average Grant Date Fair Value, Ending Balance	$ 4
Number of Awards, Granted		225,000
Weighted Average Grant Date Fair Value, Granted		$ 4
Number of awards, Change in Units Based on Performanceo
Weighted Average Grant Date Fair Value, Change In Units Based On Performance
Number of Awards, Forfeited
Weighted Average Grant Date Fair Value, Forfeited
Number of Awards, Ending Balance	225,000	225,000	225,000
Weighted Average Grant Date Fair Value, Ending Balance	$ 4	$ 4	$ 4
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Awards, Ending Balance	250,000
Weighted Average Grant Date Fair Value, Ending Balance	$ 0.04
Number of Awards, Granted		250,000
Weighted Average Grant Date Fair Value, Granted		$ 0.04
Number of awards, Change in Units Based on Performanceo
Weighted Average Grant Date Fair Value, Change In Units Based On Performance
Number of Awards, Forfeited
Weighted Average Grant Date Fair Value, Forfeited
Number of Awards, Ending Balance	250,000	250,000	250,000
Weighted Average Grant Date Fair Value, Ending Balance	$ 0.04	$ 0.04	$ 0.04